Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen AMT-Free Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21213

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the classes of securities of Nuveen AMT-Free Quality Municipal Income Fund (the “Fund”) to be redeemed:

Variable Rate Demand Preferred Shares, Series 2, Liquidation Preference $100,000.00 per share (CUSIP # 670657 808);

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate Demand Preferred Shares

Series	Date
Series 2	On or about February 8, 2021

This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Demand Preferred Shares are to be redeemed pursuant to Part I, Section 10(a)(i) of the Statement Establishing and Fixing the Rights and Preferences of Series 2 Variable Rate Demand Preferred Shares, as amended, of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding Series 2 Variable Rate Demand Preferred Shares, as set forth below:

Variable Rate Demand Preferred Shares

Series	Number of Shares
Series 2	1,309

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of January, 2021.

NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary

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